CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
General and administrative expenses	¥ (881,498)	$ (138,326)	¥ (867,517)	¥ (642,173)
Operating loss	(1,462,972)	(229,572)	(971,942)	(441,085)
Gain on disposal	247,145	38,782	5,658	22
Interest expense	(142,751)	(22,401)	(119,177)	(46,746)
Interest income	49,658	7,792	55,527	84,493
Foreign currency translation adjustments	(44,298)	(6,951)	(11,519)	39,273
Comprehensive loss (income) attributable to BEST Inc.	217,609	34,149	(2,037,027)	(163,143)
Parent | Reportable legal entities
Operating expenses
General and administrative expenses	(44,897)	(7,045)	(8,620)	(2,698)
Operating loss	(44,897)	(7,045)	(8,620)	(2,698)
Share of losses of subsidiaries and VIE	(2,826,751)	(443,578)	(1,951,902)	(188,962)
Gain on disposal	3,213,599	504,284
Interest expense	(80,044)	(12,561)	(64,986)	(10,756)
Net loss attributable to ordinary shareholders	261,907	41,100	(2,025,508)	(202,416)
Foreign currency translation adjustments	44,298	6,951	11,519	(39,273)
Comprehensive loss (income) attributable to BEST Inc.	217,609	$ 34,149	(2,037,027)	¥ (163,143)
Other comprehensive (loss) income, tax	¥ 0		¥ 0